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                    [Van Kampen Investments Inc. Letterhead]


                                                                         497(j)

                                 April 3, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen Growth and Income Fund
        Rule 497(j) Filing (File Nos. 2-21657 and 811-1228)

Ladies and Gentlemen:

        Van Kampen Growth and Income Fund (the "Registrant") filed via EDGAR on March 30, 2001 a copy of Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment
Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectus contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. The Statement of Additional Information of the Registrant is being filed by the Registrant pursuant to Rule 497(c) under separate cover.

        Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (630) 684-8370.



                                Very truly yours,

                                /s/ Sara L. Badler

                                Sara L. Badler
                                Assistant Secretary